Shareholder Report, Line Graph (Details) 199835_YCG Enhanced Fund_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2025
YCG Enhanced Fund
Account Value [Line Items]
Line Graph and Table Measure Name											YCG Enhanced Fund
Accumulated Value	$ 31,034	$ 26,040	$ 21,457	$ 25,717	$ 19,798	$ 17,293	$ 13,538	$ 12,761	$ 10,411	$ 10,000	$ 31,059
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	34,066	25,443	22,350	24,617	19,244	16,384	14,111	13,277	10,806	10,000	$ 39,175
S&P Global Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global Broad Market Index
Accumulated Value	$ 25,176	$ 19,940	$ 17,885	$ 20,264	$ 16,973	$ 14,735	$ 12,972	$ 13,111	$ 10,461	$ 10,000	$ 29,706